RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

17.RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group. The related parties only act as service providers, service recipients and lessors to the Group and there is no other relationship wherein the Group has the ability to exercise significant influence over the operating and financial policies of these parties. The Group is not obligated to provide any type of financial support to these related parties.

Related Party	Nature of the Party	Relationship with the Group
Ctrip.com International, Ltd. (“Ctrip”)	Online travel services provider	Mr. Qi Ji is a director
UBOX International Holdings Co Limited (“UBOX”)	Vending machine operator	Mr. Qi Ji is a director
Lijiang Yibang Changchunteng Hotel Co Limited (“Yibang”)	Hotel	Joint venture of the Group
Sheen Star Group Limited (“Sheen Star”)*	Investment holding company	Investee of the Group, controlled by Mr. Qi Ji

*Sheen Star was established in April 2014 by Mr. Qi Ji, the Group and a third party whereby the Group owns equity interest of 19.99%, and Mr. Qi Ji owns 50.01%.

(a)Related party balances

Amounts due from related parties were comprised of the interest receivables derived from convertible bonds purchased in August, 2013 and service fee receivables from UBOX and shareholder loan to Yibang.

	As of December 31,
	2013	2014
UBOX	256	—
Yibang	402	16,293
Total	658	16,293

Amounts due to a related party were comprised of commissions payable for reservation services and Starway acquisition payable to Ctrip. The commissions payable for reservation services were interest free and payable upon demand and the Starway acquisition payable was to be paid in the next two years.

	As of December 31,
	2013	2014
Ctrip
-Payables for hotel reservation services	1,510	2,319
- Payables for Starway acquisition	12,250	8,167
	13,760	10,486

(b)Related party transactions

During the years ended December 31, 2012, 2013 and 2014, related party transactions consisted of the following:

	Year Ended December 31,
	2012	2013	2014
Commission expenses — Ctrip	10,945	17,128	19,235
Service fee — UBOX	—	847	392
Interest income — UBOX	—	1,373	541
Service fee — Yibang	—	199	527

In May 2012, the Group acquired a 51% equity interest of Starway Hotels (Hong Kong) Limited from C-Travel, a wholly-owned subsidiary of Ctrip. The acquisition price was RMB17,292 in cash. In December 2013, the Group acquired the remaining 49% equity interest at the consideration of RMB16,460.

In December 2012, the Group purchased convertible promissory note of RMB8,074 from UBOX. In December 2013, the Group converted the principal of promissory note to 8,530,731ordinary shares of UBOX. In August 2013, the Group purchased another convertible promissory note of RMB4,314 from UBOX. For the year ended December 31, 2014, the Group converted the convertible note to 3,946,897 ordinary shares of UBOX.

The Group transferred its investment in Kangdu to Sheen Star for consideration of RMB82,785, and its rights and obligations associated with the property purchase agreement was transferred to Sheen Star contemporaneously.